Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Managed Retirement 2015 Fund-Class A
Expense Example:
1 year	$ 644
3 years	790
5 years	948
10 years	1,405
Fidelity Advisor Managed Retirement 2015 Fund-Class I
Expense Example:
1 year	48
3 years	149
5 years	259
10 years	$ 577